Other disclosures - Commitments - Contractual obligations not recognised in the balance sheet (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Leases	kr 1,846	kr 781
Research and development obligations	13,570	10,553
Research and development - potential milestone payments	5,387	4,991
Commercial product launch - potential milestone payments	7,598	5,966
Purchase obligations relating to investments in property, plant and equipment	3,123	545
Other purchase obligations	33,128	19,405
Total obligations not recognised in the balance sheet	64,652	42,241
Current
Disclosure of contingent liabilities [line items]
Leases	205	145
Research and development obligations	5,988	4,196
Research and development - potential milestone payments	376	771
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to investments in property, plant and equipment	1,696	545
Other purchase obligations	18,762	13,407
Total obligations not recognised in the balance sheet	27,027	19,064
Non-current
Disclosure of contingent liabilities [line items]
Leases	1,641	636
Research and development obligations	7,582	6,357
Research and development - potential milestone payments	5,011	4,220
Commercial product launch - potential milestone payments	7,598	5,966
Purchase obligations relating to investments in property, plant and equipment	1,427	0
Other purchase obligations	14,366	5,998
Total obligations not recognised in the balance sheet	kr 37,625	kr 23,177